Prospectus and Statement of Additional Information Supplement - January 10, 2003

Fund Name (Date)                                  Prospectus Form #  SAI Form #
Retail Funds:
AXP Bond Fund (Oct. 30, 2002)                        S-6495-99 V     S-6495-20 V
AXP California Tax-Exempt Fund (Aug. 29, 2002)       S-6328-99 W     S-6328-20W
AXP Extra Income Fund (July 30, 2002)                S-6370-99 V     S-6370-20 V
AXP Federal Income Fund (July 30, 2002)              S-6042-99 W     S-6042-20 W
AXP Global Bond Fund (Dec. 30, 2002)                 S-6309-99 W     S-6309-20 W
AXP High Yield Tax-Exempt Fund (Jan. 29, 2002)       S-6430-99 W     S-6430-20 W
AXP Insured Tax-Exempt Fund (Aug. 29, 2002)          S-6327-99 X     S-6327-20 X
AXP Intermediate Tax-Exempt Fund (Jan 29, 2002)      S-6355-99 J     S-6355-20 J
AXP Massachusetts Tax-Exempt Fund (Aug. 29, 2002)    S-6328-99 W     S-6328-20 W
AXP Michigan Tax-Exempt Fund (Aug. 29, 2002)         S-6328-99 W     S-6328-20 W
AXP Minnesota Tax-Exempt Fund (Aug. 29, 2002)        S-6328-99 W     S-6328-20 W
AXP New York Tax-Exempt Fund (Aug. 29, 2002)         S-6328-99 W     S-6328-20 W
AXP Ohio Tax-Exempt Fund (Aug. 29, 2002)             S-6328-99 W     S-6328-20 W
AXP Selective Fund (July 30, 2002)                   S-6376-99 W     S-6376-20 W
AXP Tax-Exempt Bond Fund (Jan. 29, 2002)             S-6310-99 W     S-6310-20 W
AXP U.S. Government Mortgage Fund (July 30, 2002)    S-6245-99 C     S-6245-20 C

For the prospectus
The "SALES CHARGE" information is revised as follows:

SALES CHARGES
Class A -- initial sales charge alternative
When you purchase Class A shares, you pay a sales charge as shown in the following table:

                                       Sales charge as percentage of:
Total market value       Public offering price*             Net amount invested
Up to $49,999                     4.75%                            4.99%
$50,000-$99,999                   4.50                             4.71
$100,000-$249,999                 3.75                             3.90
$250,000-$499,999                 2.50                             2.56
$500,000-$999,999                 2.00**                           2.04**
$1,000,000 or more                0.00                             0.00

 *   Offering price includes the sales charge.

**   The sales charge will be waived until further notice.
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For the Statement of Additional Information
The "Sales Charge" information is revised as follows:

Class A -- Calculation of the Sales Charge
Sales charges are determined as follows:

                                      Sales charge as a percentage of:
Total market value        Public offering price             Net amount invested
Up to $49,999                     4.75%                            4.99%
$50,000-$99,999                   4.50                             4.71
$100,000-$249,999                 3.75                             3.90
$250,000-$499,999                 2.50                             2.56
$500,000-$999,999                 2.00*                            2.04*
$1,000,000 or more                0.00                             0.00

* The sales charge will be waived until further notice.

S-6309-2 A (1/03)
Valid until next prospectus and Statement of Additional Information update

Destroy Dec. 31, 2003